Fair Value of Earn-out Consideration (Detail) - Fair Value, Inputs, Level 3 - Business Acquisition Contingent Consideration - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening balance		$ 24,732	$ 22,435	$ 22,435	$ 22,820
Earn-out consideration payable in connection with acquisitions			2,320	10,720	14,550
Payments made of earn-out consideration		(1,476)	(1,206)	(7,239)	(1,611)
Change in fair value	[1]	17	(3,138)	(3,695)	(14,869)
Other	[2]	627	852	2,511	1,545
Ending balance		$ 23,900	$ 21,263	$ 24,732	$ 22,435

[1]	Changes in the fair value of earn-out consideration are reported in other operating (income) expense, net in the consolidated statements of income.
[2]	Interest expense is included in interest income (expense), net and the impact of changes in foreign exchange is reported in foreign exchange gains (losses), net in the consolidated statements of income. The cumulative translation adjustment is reported as a component of other comprehensive income (loss).